Financial Instruments - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 70	$ 95
Derivative Liabilities, Total	(207)	(249)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	47	62
Derivative Liabilities, Total	(123)	(122)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	29	47
Derivative Liabilities, Total	(105)	(105)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	18	15
Derivative Liabilities, Total	(18)	(17)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	23	33
Derivative Liabilities, Total	(84)	(127)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	19	31
Derivative Liabilities, Total	(81)	(116)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	4	2
Derivative Liabilities, Total	$ (3)	$ (11)